CRYPTOCURRENCIES (Tables)	6 Months Ended
Jun. 30, 2024
CRYPTOCURRENCIES [Abstract]
Group's Cryptocurrencies
As of June 30, 2024 and December 31, 2023, the Group’s cryptocurrencies consist of the following:

In thousands of USD	At June 30, 2024	At December 31, 2023
Cryptocurrencies other than USDC	24,913	15,336
USDC	3	35
Total cryptocurrencies	24,916	15,371

Details of Cryptocurrencies
The details of cryptocurrencies are as follows:

	Periods ended June 30,
In thousands of USD	2024	2023
Cost:
Beginning balances	15,377	2,179
Additions	184,296	133,520
Disposals	(173,928)	(125,360)
Ending balances	25,745	10,339
Impairment:
Beginning balances	(6)	(4)
Additions	(823)	-
Disposals	-	1
Ending balances	(829)	(3)
Net book value:
Beginning balances	15,371	2,175
Ending balances	24,916	10,336

The supplemental information of cryptocurrencies other than USDC is as follows:

	Periods ended June 30,
In thousands of USD	2024	2023
Cost:
Beginning balances	15,342	2,090
Additions	180,185	127,589
Disposals	(169,785)	(119,490)
Ending balances	25,742	10,189
Impairment:
Beginning balances	(6)	(4)
Additions	(823)	-
Disposals	-	1
Ending balances	(829)	(3)
Net book value:
Beginning balances	15,336	2,086
Ending balances	24,913	10,186